Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Carrying value of stock held		$ 611
Inventory written off	$ 19,563	0	$ 0
Inventory recorded as expense	0	0	$ 0
UK
Disclosure of fair value measurement of assets [line items]
Carrying value of stock held	$ 0	$ 611